STOCKHOLDERS’ EQUITY (Details Narrative) - $ / shares	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Common Stock, Shares Authorized	200,000,000	200,000,000
Common Stock, Par or Stated Value Per Share	$ 0.001
Preferred Stock, Shares Authorized	10,000,000	10,000,000
Common Stock, Shares, Outstanding	161,704,695	161,704,695
Common Stock [Member]
Class of Stock [Line Items]
Common Stock, Shares, Outstanding		0
T U R N O N G R E E N I N C [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized		400,000,000
Common Stock, Par or Stated Value Per Share		$ 0.001
Preferred Stock, Shares Authorized		50,000,000	50,000,000
Preferred Stock, No Par Value		$ 0.001	$ 0.001
T U R N O N G R E E N I N C [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common Stock, Shares, Outstanding		1,000	1,000
T U R N O N G R E E N I N C [Member] | Common Class B [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized		50,000	50,000
Common Stock, Par or Stated Value Per Share		$ 0.001	$ 0.001
Common Stock, Shares, Outstanding		0	0